THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCK (89.5%)
ARGENTINA (1.0%)
Corcemar SA (Class B) (Building Materials)(1)....       124,360   $     541,191
Nobleza Piccardo SA (B Shares) (Food, Beverages &
  Tobacco)(1)....................................        91,000         409,670
Telecom Argentina Stet - France Telecom SA (Spon.
  ADR) (Telecommunication Services)(1)...........        30,140         924,921
YPF Sociedad Anonima (Spon. ADR)
  (Oil-Production)(1)............................        27,100         909,544
                                                                  -------------
                                                                      2,785,326
                                                                  -------------
AUSTRALIA (5.9%)
Amcor Ltd. (Packaging & Containers)(1)...........       118,200         529,744
Broken Hill Proprietary Company Ltd. (Metals &
  Mining)(1).....................................       158,700       1,458,345
Capral Aluminium Ltd. (Metals & Mining)(1).......       150,000         282,248
CSR Ltd. (Building Materials)(1).................       366,600       1,204,041
Email Ltd. (Manufacturing)(1)....................       175,500         387,871
Fosters Brewing Group Ltd. (Food, Beverages &
  Tobacco)(1)....................................       302,000         559,994
Leighton Holdings Ltd. (Construction &
  Housing)(1)....................................       100,000         390,016
Mayne Nickless Ltd. (Commercial Services)(1).....       221,577       1,153,763
National Australia Bank Ltd. (Banking)(1)........        59,400         787,270
North Ltd. (Metals & Mining)(1)..................       860,100       2,209,868
Pacific Dunlop Ltd. (Diversified
  Manufacturing)(1)..............................       200,000         410,543
Santos Ltd. (Oil-Production)(1)..................       246,000       1,018,352
Southcorp Ltd. (Food, Beverages & Tobacco)(1)....       335,100       1,034,090
Telstra Corp. Ltd. (Installment Receipts)
  (Telecommunication Services)+(1)...............       201,800         379,718
WBK STRYPES Trust (Banking)(1)...................        16,300         531,787
Westpac Banking Corporation Ltd. (Banking)(1)....       337,942       2,125,030
WMC Ltd. (Metals & Mining)(1)....................       558,000       1,788,756
                                                                  -------------
                                                                     16,251,436
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BELGIUM (1.8%)
Algemene Maatschappij voor Nijverheidskredit NV
  (Financial Services)(1)........................        26,800   $   1,178,345
Arbed SA (Metals & Mining)(1)....................         3,660         443,545
Credit Communal Holding/ Dexia (Banking)(1)......        11,230       1,313,098
Groupe Bruxelles Lambert SA (Multi -
  Industry)(1)...................................         4,979         753,896
PetroFina SA (Oil-Production)(1).................         3,100       1,196,894
                                                                  -------------
                                                                      4,885,778
                                                                  -------------
BRAZIL (1.8%)
Companhia Energetica de Minas Gerais SA (Spon.
  ADR Represents Non-Voting Shares)
  (Telecommunications)(1)........................        33,600       1,680,000
Companhia Paranaense de Energia - Copel
  (Electric)(1)..................................    48,000,000         579,809
Makro Atacadista SA (Spon. ADR) (Retail)+(1).....        68,600         583,100
Votorantim Celulose e Papel SA (Forest Products &
  Paper)(1)......................................    19,750,000         427,285
Votorantim Celulose e Papel SA (ADR) (Forest
  Products & Paper)(1)...........................       153,700       1,690,700
                                                                  -------------
                                                                      4,960,894
                                                                  -------------
CANADA (2.7%)
Alcan Aluminium Ltd. (Metals & Mining)(1)........        41,500       1,116,631
Magna International Inc. (Class A) (Automotive
  Supplies)(1)...................................        16,000       1,008,267
Moore Corp. Ltd. (Business & Public
  Services)(1)...................................       106,200       1,663,766
National Bank of Canada (Banking)(1).............        47,000         695,045
Petro - Canada (Oil-Production)(1)...............        51,700         922,544
Potash Corp. of Saskatchewan Inc.
  (Chemicals)(1).................................        23,800       1,872,656
                                                                  -------------
                                                                      7,278,909
                                                                  -------------
CHILE (0.8%)
Administradora de Fondos de Pensiones Provida SA
  (ADR) (Banking)(1).............................        26,000         445,250
Banco Santander Chile SA (ADS) (Banking)(1)......        15,700         243,350

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

CHILE (CONTINUED)
Compania Cervecerias Unidas SA (ADR) (Food,
  Beverages & Tobacco)(1)........................        24,300   $     651,544
Empresa Nacional de Electricidad SA (Spon. ADR)
  (Utilities)(1).................................        44,600         827,887
                                                                  -------------
                                                                      2,168,031
                                                                  -------------
CHINA (0.4%)
Zhenhai Refining & Chemical Co. Ltd. (Series H)
  (Chemicals)(1).................................     2,642,900       1,042,760
                                                                  -------------
CZECH REPUBLIC (0.8%)
Central European Media Enterprises Ltd. (ADR)
  (Entertainment, Leisure & Media)+(1)...........        88,800       2,242,200
                                                                  -------------
FINLAND (0.6%)
Rautaruukki OYJ (K Shares) (Metals &
  Mining)(1).....................................       100,000         836,604
UPM-Kymmene OYJ (Forest Products & Paper)(1).....        32,300         693,734
                                                                  -------------
                                                                      1,530,338
                                                                  -------------
FRANCE (6.4%)
AXA-UAP (Insurance)(1)...........................        24,065       1,746,331
Compagnie Bancaire SA (Financial Services)(1)....           194          28,984
Compagnie de Saint Gobain SA (Building
  Materials)(1)..................................         3,895         529,143
Compagnie Generale des Eaux (Utilities)(1).......        24,548       3,243,410
Elf Aquitaine SA (Oil-Services)(1)...............        10,398       1,206,512
France Telecom SA (Telecommunication
  Services)+(1)..................................        39,000       1,432,238
Genset SA (Biotechnology)+(1)....................        11,900         788,161
L'Air Liquide SA (Chemicals)(1)..................        11,600       1,825,429
Lagardere S.C.A. (Multi - Industry)(1)...........        25,400         731,432
PSA Peugeot Citroen (Automotive)(1)..............         8,244         931,440
Sanofi SA (Pharmaceuticals)(1)...................        11,768       1,178,098
SGS Thomson Microelectronics NV
  (Electronics)+(1)..............................        16,300       1,149,437
Societe Generale (Banking)(1)....................         9,692       1,273,991
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

FRANCE (CONTINUED)

Total SA (Oil-Services)(1).......................         6,843   $     718,670
Usinor SA (Metals & Mining)(1)...................        47,026         739,226
                                                                  -------------
                                                                     17,522,502
                                                                  -------------
GERMANY (6.2%)
AVA Allgemeine Handelsgesellschaft der
  Verbraucher AG (Retail)+(1)....................         1,550         373,477
Bilfinger & Berger Bau AG (Construction &
  Housing)(1)....................................        14,500         533,526
Deutsche Bank AG (Banking)(1)....................        29,800       1,910,830
Hannover Rueckversicherungs AG (Insurance)(1)....         9,140         665,875
Henkel KGaA (Chemicals)(1).......................         9,800         550,053
Karstadt AG (Retail)(1)..........................         2,900       1,007,864
Lufthansa AG (Airlines)(1).......................        71,100       1,350,385
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(1).................................         3,950       1,233,934
SAP AG (Computer Software)(1)....................         6,900       2,006,826
Schering AG (Pharmaceuticals)(1).................         6,180         606,147
Siemens AG (Electrical Equipment)(1).............        57,980       3,403,859
VEBA AG (Utilities)(1)...........................        54,100       3,214,414
                                                                  -------------
                                                                     16,857,190
                                                                  -------------
HONG KONG (1.7%)
Dickson Concepts International Ltd. (Wholesale &
  International Trade)(1)........................       326,000         611,490
Guangdong Brewery Holdings Ltd. (Food, Beverages
  & Tobacco)+(1).................................        58,000           8,253
Guangdong Kelon Electrical Holding Co. Ltd.
  (Appliances & Household Durables)(1)...........       889,000         989,018
HSBC Holdings PLC (Banking)(1)...................        23,200         559,720
Hutchison Whampoa Ltd. (Multi - Industry)(1).....       114,000         759,479
New World Development Co. Ltd. (Real
  Estate)(1).....................................       167,000         618,935
Sun Hung Kai Properties Ltd. (Real Estate)(1)....        85,000         648,746
Swire Pacific Ltd. (A Shares) (Multi -
  Industry)(1)...................................        90,000         450,565
                                                                  -------------
                                                                      4,646,206
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
INDIA (1.0%)
Hindalco Industries Ltd. (GDR) (Metals &
  Mining)+(1)....................................        25,200   $     567,000
Indian Petrochemicals Corp. Ltd. (GDR)
  (Chemicals)(1).................................       100,400         514,550
Larsen & Toubro Ltd. (GDR) (Diversified
  Manufacturing)(1)..............................        63,100         615,225
Reliance Industries Ltd. (GDR) (Chemicals)+(1)...        73,200         569,130
Wockhardt Ltd. (GDR) (Pharmaceuticals)(1)........        62,500         343,750
                                                                  -------------
                                                                      2,609,655
                                                                  -------------
IRELAND (2.1%)
Allied Irish Banks PLC (Banking)(1)..............       236,500       2,069,261
CRH PLC (Building Materials)(1)..................        73,600         862,257
Elan Corp. PLC (Spon. ADR)
  (Pharmaceuticals)+(1)..........................        15,000         791,250
Irish Life PLC (Insurance)(1)....................       127,600         652,833
Jefferson Smurfit Group PLC (Forest Products &
  Paper)(1)......................................       256,000         740,298
Waterford Wedgwood PLC (Household Products)(1)...       584,900         711,259
                                                                  -------------
                                                                      5,827,158
                                                                  -------------
ITALY (2.8%)
Banco Ambrosiano Veneto SPA (Banking)(1).........       750,000       1,108,909
ENI SPA (Oil-Services)(1)........................       225,305       1,314,893
Fiat SPA (Automotive)(1).........................       736,000       1,167,003
Instituto Nazionale Delle Assicurazioni
  (Insurance)(1).................................     1,103,000       1,921,258
Parmalat Finanziaria SPA (Food, Beverages &
  Tobacco)(1)....................................       716,000       1,033,778
Telecom Italia SPA - RNC (Telecommunication
  Services)(1)...................................       310,000       1,221,666
                                                                  -------------
                                                                      7,767,507
                                                                  -------------
JAPAN (7.9%)
Asatsu, Inc. (Commercial Services)(1)............        12,000         208,737
Bridgestone Corp. (Chemicals)(1).................        22,000         477,493
Canon Sales Co., Inc. (Miscellaneous)(1).........        37,000         507,346
Daiichi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(1)...........................        49,000         587,424
DDI Corp. (Telecommunications)(1)................           176         537,826
Ebara Corp. (Machinery)(1).......................        63,000         700,960
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

JAPAN (CONTINUED)

Fanuc Ltd. (Machinery)(1)........................        18,000   $     676,983
Fuji Photo Film Co. Ltd. (Electronics)(1)........        15,000         539,471
Fujitsu Ltd. (Computer Systems)(1)...............        57,000         638,668
Hitachi Ltd. (Electrical Equipment)(1)...........        53,000         375,828
Ishihara Sangyo Kaisha Ltd. (Chemicals)+(1)......       277,000         358,119
Ito - Yokado Co. Ltd. (Retail)(1)................        13,000         586,719
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco)(1)....................................           107         819,111
Matsushita Electric Industries Co. Ltd.
  (Electronics)(1)...............................        39,000         608,110
Mitsubishi Estate Co. Ltd. (Real Estate)(1)......        54,000         626,210
Mitsubishi Motors Corp. (Automotive)(1)..........       139,000         477,038
Mitsui Mining & Smelting Co. Ltd. (Metals &
  Mining)(1).....................................       170,000         704,642
Mitsui Trust & Banking Co. Ltd. (Banking)(1).....       134,000         225,739
Nippon Steel Corp. (Metals & Mining)(1)..........       417,000         771,103
Nishimatsu Construction Co. Ltd. (Construction &
  Housing)(1)....................................       116,000         466,272
Nissan Motor Co. Ltd. (Automotive)(1)............       119,000         517,493
Nomura Securities Co. Ltd. (Financial
  Services)(1)...................................        48,000         594,241
Promise Co. Ltd. (Financial Services)(1).........        16,500         911,459
Ricoh Co. Ltd. (Electrical Equipment)(1).........        56,000         675,730
Secom Co. Ltd. (Electronics)(1)..................        11,000         689,520
Sekisui Chemical Co. Ltd. (Chemicals)(1).........        71,000         516,819
Sony Corp. (Electronics)(1)......................         9,000         768,658
TDK Corp. (Electronics)(1).......................        10,000         814,887
The Bank of Tokyo - Mitsubishi Ltd.
  (Banking)(1)...................................        56,000         811,753
Tokio Marine & Fire Insurance Co. Ltd.
  (Insurance)(1).................................        38,000         360,274
Tostem Corp. (Construction & Housing)(1).........        33,000         374,927
Toyota Motor Corp. Ltd. (Automotive)(1)..........        60,000       1,730,069
West Japan Railway Co. (Railroads)(1)............           202         664,760

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

JAPAN (CONTINUED)
Xebio Co. Ltd. (Retail)(1).......................        22,200   $     267,879
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(1)...........................        46,000       1,117,336
                                                                  -------------
                                                                     21,709,604
                                                                  -------------
MEXICO (1.3%)
Cemex SA de CV (Building Materials)+(1)..........        81,600         403,501
Cemex SA de CV (Spon. ADR) (B Shares) (Building
  Materials)+(1).................................        65,800         653,229
Empresas ICA Sociedad Controladora SA de CV
  (Spon. ADR) (Construction & Housing)(1)........        22,700         351,850
Pan-American Beverages Inc. (ADR) (Food,
  Beverages & Tobacco)(1)........................        21,000         719,250
Telefonos de Mexico SA de CV (Spon. ADR) (Class
  L) (Telecommunications)(1).....................        27,646       1,368,477
                                                                  -------------
                                                                      3,496,307
                                                                  -------------
NETHERLANDS (3.7%)
Aegon NV (Insurance)(1)..........................        19,627       1,673,470
Dutch State Mines NV (Chemicals)(1)..............         5,000         456,500
Koninklijke Ahold NV (Retail)(1).................        50,300       1,341,029
Philips Electronics NV (Electronics)(1)..........        29,050       1,918,692
Royal Dutch Petroleum Co. (Oil-Services)(1)......        84,160       4,381,677
Unilever NV (Food, Beverages & Tobacco)(1).......         8,160         474,507
                                                                  -------------
                                                                     10,245,875
                                                                  -------------
NEW ZEALAND (2.2%)
Brierley Investments Ltd. (Financial
  Services)(1)...................................       780,000         553,233
Carter Holt Harvey Ltd. (Forest Products &
  Paper)(1)......................................       300,100         434,960
Fletcher Challenge Building Division Ltd.
  (Building Materials)(1)........................       306,600         894,435
Fletcher Challenge Paper Division Ltd. (Forest
  Products & Paper)(1)...........................       337,200         430,500
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

NEW ZEALAND (CONTINUED)

Lion Nathan Ltd. (Food, Beverages &
  Tobacco)(1)....................................       405,200   $     959,657
Telecom Corp. of New Zealand Ltd.
  (Telecommunications)(1)........................       524,200       2,689,898
                                                                  -------------
                                                                      5,962,683
                                                                  -------------
NORWAY (2.1%)
Kvaerner ASA (Series B) (Capital Goods)(1).......        34,400       1,568,904
Norsk Hydro ASA (Oil-Services)(1)................        18,000         927,309
Nycomed Amersham PLC (Biotechnology)+(1).........        66,014       2,157,088
Storebrand ASA (A Shares) (Insurance)+(1)........       154,441       1,050,112
                                                                  -------------
                                                                      5,703,413
                                                                  -------------
PAKISTAN (0.4%)
Fauji Fertilizer Co. Ltd. (Chemicals)+(1)........       250,000         516,975
Hub Power Co. (GDR) (Utilities)+(1)..............        22,200         677,100
                                                                  -------------
                                                                      1,194,075
                                                                  -------------
PERU (0.6%)
Cementos Lima, SA (Spon. ADR) (Building
  Materials)(1)..................................        38,900         758,550
Telefonica del Peru SA (Class B)
  (Telecommunication Services)(1)................       377,600         785,151
                                                                  -------------
                                                                      1,543,701
                                                                  -------------
PHILIPPINES (0.1%)
Philippine Long Distance Telephone Co. (ADR)
  (Telecommunications)(1)........................        15,843         392,114
                                                                  -------------
PORTUGAL (0.5%)
Banco Comercial Portugues SA (Banking)(1)........        40,000         843,460
Portugal Telecom SA (ADR)
  (Telecommunications)(1)........................        12,800         587,200
                                                                  -------------
                                                                      1,430,660
                                                                  -------------
RUSSIA (2.0%)
AO Mosenergo (Spon. ADR) (Electric)+(1)..........        30,100       1,076,075
AO Tatneft (Spon. ADR) (144A)
  (Oil-Production)(1)............................        17,700       2,239,050
Lukoil Holding (Spon. ADR) (Oil-Production)(1)...        29,000       2,211,250
                                                                  -------------
                                                                      5,526,375
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SINGAPORE (2.6%)
City Developments Ltd. (Real Estate)(1)..........       198,000   $     975,992
Fraser & Neave Ltd. (Food, Beverages &
  Tobacco)(1)....................................       165,000         823,688
Keppel Telecom & Transport (Transport &
  Services)(1)...................................       407,000         299,014
Osprey Maritime Ltd. (Transport & Services)(1)...       803,000         862,230
Sembawang Marine & Logistics Ltd. (Transport &
  Services)(1)...................................       190,000         458,138
Singapore Airlines Ltd. (Airlines)(1)............       201,000       1,312,626
United Overseas Bank Ltd. (Banking)(1)...........       308,000       1,837,325
Wong's Circuits Holdings Ltd.
  (Semiconductors)+(1)...........................       360,000         504,000
                                                                  -------------
                                                                      7,073,013
                                                                  -------------
SOUTH AFRICA (1.1%)
Billiton PLC (Metals & Mining)+(1)...............       509,300       1,258,426
JD Group Ltd. (Retail)(1)........................           365           2,510
South Africa Breweries Ltd. (Food, Beverages &
  Tobacco)(1)....................................        75,700       1,854,880
                                                                  -------------
                                                                      3,115,816
                                                                  -------------
SOUTH KOREA (1.0%)
Korea Electric Power Corp. (ADR) (Electric)(1)...       129,600       1,174,500
Pohang Iron & Steel Co. Ltd. (ADR) (Metals &
  Mining)(1).....................................        28,500         475,594
Samsung Electronics Co. Ltd. (GDR represents 1/2
  non-voting preferred share) (144A)
  (Electronics)(1)...............................        32,940         293,989
Samsung Electronics Co. Ltd. (GDR represents 1/2
  voting common share)(144A) (Electronics)+(1)...        33,214         730,708
                                                                  -------------
                                                                      2,674,791
                                                                  -------------
SPAIN (3.1%)
Banco Bilbao Vizcaya SA (Banking)(1).............        80,300       2,425,827
Iberdrola SA (Electric)(1).......................       382,100       4,881,143
Repsol SA (Gas Exploration)(1)...................        18,200         787,192
Vallehermoso SA (Real Estate)(1).................        14,562         427,217
                                                                  -------------
                                                                      8,521,379
                                                                  -------------
SWEDEN (3.8%)
Autoliv, Inc. (SDR) (Automotive Supplies)(1).....        91,600       3,499,817
Incentive AB (B Shares) (Pharmaceuticals)(1).....        29,854       2,667,961
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

SWEDEN (CONTINUED)

Skandia Forsakrings AB (Insurance)(1)............        60,520   $   3,190,224
SKF AB (A Shares) (Capital Goods)(1).............        43,200         973,556
                                                                  -------------
                                                                     10,331,558
                                                                  -------------
SWITZERLAND (5.0%)
ABB AG (Machinery)(1)............................           950       1,264,055
Ciba Specialty Chemicals AG (Chemicals)+(1)......        15,000       1,596,596
Nestle SA (Food, Beverages & Tobacco)(1).........         2,890       4,252,835
Novartis AG (Pharmaceuticals)(1).................           748       1,195,172
Roche Holding AG (Pharmaceuticals)(1)............           214       1,915,313
Union Bank of Switzerland (Banking)(1)...........         2,633       3,351,990
                                                                  -------------
                                                                     13,575,961
                                                                  -------------
TAIWAN (0.8%)
Asia Cement Corp. (GDS) (Building
  Materials)(1)..................................        30,122         351,672
Asustek Computer Inc. (GDR) (Computer
  Peripherals)+(1)...............................        68,800       1,130,900
Yageo Corp. (GDR) (Electronics)+(1)..............        64,600         718,675
                                                                  -------------
                                                                      2,201,247
                                                                  -------------
THAILAND (0.5%)
Bangkok Bank Public Co. Ltd. (Banking)(1)........       166,700         496,993
Banpu Public Co. Ltd. (Metals & Mining)(1).......        89,000         477,614
Siam Cement Public Co. Ltd. (Building
  Materials)(1)..................................        47,400         372,134
                                                                  -------------
                                                                      1,346,741
                                                                  -------------
TURKEY (1.1%)
Koc Holding AS (Multi - Industry)(1).............    12,897,000       3,065,926
                                                                  -------------
UNITED KINGDOM (13.4%)
Allied Colloids Group PLC (Chemicals)(1).........       291,300         822,061
Bass PLC (Food, Beverages & Tobacco)(1)..........        65,800         942,309
BAT Industries PLC (Food, Beverages &
  Tobacco)(1)....................................        94,200         844,328
Billiton PLC (Metals & Mining)+(1)...............       249,600         613,968
British Airways PLC (Airlines)(1)................        60,400         546,462
British Petroleum Co. PLC (Oil-Services)(1)......       147,384       2,011,333

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

UNITED KINGDOM (CONTINUED)
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(1)....................................       115,000   $   1,191,575
General Cable PLC (Broadcasting &
  Publishing)+(1)................................        85,100         139,075
Glaxo Wellcome PLC (Pharmaceuticals)(1)..........        85,500       1,872,656
Glynwed International PLC (Metals & Mining)(1)...       206,300         802,897
Great Universal Stores PLC (Retail)(1)...........       115,300       1,350,090
Guardian Royal Exchange PLC (Insurance)(1).......        80,600         387,016
Guinness PLC (Food, Beverages & Tobacco)(1)......       111,600       1,009,688
HSBC Holdings PLC (75p) (Banking)(1).............        73,300       1,863,553
Hyder PLC (Water)(1).............................        92,300       1,460,212
Kingfisher PLC (Retail)(1).......................        57,400         789,134
Lloyds TSB Group PLC (Banking)(1)................       149,100       1,695,626
Lucas Varity PLC (Automotive Supplies)(1)........       299,800         959,696
MEPC PLC (Real Estate)(1)........................       105,700         950,966
Norwich Union PLC (Insurance)+(1)................       168,648       1,017,215
Nycomed Amersham PLC (Biotechnology)(1)..........        22,000         741,312
Prudential Corp. PLC (Insurance)(1)..............        38,000         408,463
Racal Electronic PLC (Telecommunications-
  Equipment)(1)..................................       260,600         950,563
Rank Group PLC (Entertainment, Leisure &
  Media)(1)......................................       133,300         775,937
Reed International PLC (Broadcasting &
  Publishing)(1).................................        92,900         986,846
RMC Group PLC (Building Materials)(1)............        59,200         893,672
Royal Bank of Scotland Group PLC (Banking)(1)....       220,000       2,524,168
Sainsbury (J.) PLC (Retail)(1)...................       155,400       1,275,054
Scottish Power PLC (Electric)(1).................       232,900       1,883,472
Shell Transport & Trading Co.
  (Oil-Services)(1)..............................        73,000         495,652
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

UNITED KINGDOM (CONTINUED)

United News & Media PLC (Broadcasting &
  Publishing)(1).................................        61,300   $     771,489
Vodafone Group PLC (Telecommunications)(1).......       284,400       1,897,463
Zeneca Group PLC (Pharmaceuticals)(1)............        57,100       1,818,220
                                                                  -------------
                                                                     36,692,171
                                                                  -------------

VENEZUELA (0.3%)
Compania Anonima Nacional Telefonos de Venezuela
  (ADR) (Telecommunication Services)(1)..........        23,700         936,150
                                                                  -------------
  TOTAL COMMON STOCK (COST $255,825,811).........                   245,115,450
                                                                  -------------

PREFERRED STOCK (3.0%)
AUSTRALIA (0.7%)
News Corporation Ltd. (Broadcasting &
  Publishing)(1).................................       404,400       1,970,700
                                                                  -------------

AUSTRIA (0.5%)
Bank Austria AG (Banking)+(1)....................        34,932       1,435,086
                                                                  -------------

BRAZIL (0.6%)
Telecomunicacoes Brasileiras SA (ADR)
  (Telecommunications)(1)........................        14,180       1,480,037
                                                                  -------------

GERMANY (1.2%)
Jungheinrich AG (Machinery)(1)...................         2,300         355,987
ProSieben Media AG (Broadcasting &
  Publishing)+(1)................................        38,000       1,822,625
RWE AG (Utilities)(1)............................        28,510       1,148,430
                                                                  -------------
                                                                      3,327,042
                                                                  -------------
  TOTAL PREFERRED STOCK (COST $7,731,607)........                     8,212,865
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
RIGHTS (0.3%)
INDONESIA (0.0%)(2)
P.T. Matahari Putra Prima, Expiring 12/03/97
  (Retail)+(1)...................................     2,620,000   $      32,324
                                                                  -------------

ITALY (0.3%)
Banco Ambrosiano Veneto SPA, Expiring 12/19/97
  (right to shares & warrants) (Banking)+(1).....       750,000         716,125
Banco Ambrosiano Veneto SPA, Expiring 12/19/97
  (right to convertible bonds) (Banking)+(1).....       750,000          92,011
                                                                  -------------
                                                                        808,136
                                                                  -------------
  TOTAL RIGHTS (COST $256,030)...................                       840,460
                                                                  -------------

WARRANTS (0.2%)
GERMANY (0.1%)
Muenchener Rueckversicherungs-Gesellschaft AG,
  Expiring 03/13/98 (Insurance)+(1)..............         1,050         441,709
                                                                  -------------

HONG KONG (0.0%)(2)
Guangdong Investment Ltd., Expiring 07/30/99
  (Holding Companies)+(1)........................        46,400           6,723
                                                                  -------------

JAPAN (0.1%)
Fujitsu Ltd., Expiring 06/25/99 (Computer
  Systems)+(1)...................................            37          81,175
Kyocera Corp., Expiring 01/23/98 (Electrical
  Equipment)+(1).................................           137           8,563
Shin-Etsu Chemical Co. Ltd., Expiring 08/01/00
  (Chemicals)+(1)................................            60         148,500
                                                                  -------------
                                                                        238,238
                                                                  -------------
  TOTAL WARRANTS (COST $905,957).................                       686,670
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
CONVERTIBLE BONDS (0.8%)
                                                       (IN JPY)
                                                   ------------
JAPAN (0.3%)
BOT Cayman Finance Ltd., 4.25% due 03/29/49
  (Financial Services)...........................    70,000,000   $     617,042
STB Cayman Capital, (144A) 0.50% due 10/01/07
  (Financial Services)...........................    30,000,000         193,927
                                                                  -------------
                                                                        810,969
                                                                  -------------

                                                       (IN DEM)
                                                   ------------
POLAND (0.5%)
Elektrim Spolka Akcyjna SA (144A), 2.00% due
  05/30/04 (Electronics).........................     2,602,000       1,357,183
                                                                  -------------
  TOTAL CONVERTIBLE BONDS (COST $2,711,172)......                     2,168,152
                                                                  -------------

SHORT-TERM INVESTMENTS (2.2%)
REPURCHASE AGREEMENT (2.0%)
State Street Bank and Trust Repurchase Agreement,
  5.00% due 12/01/97, dated 11/28/97, proceeds
  $5,338,223 (collateralized by U.S. Treasury
  Bond, 8.125% due 08/15/19, valued at
  $5,445,902) (Banking)..........................  $  5,336,000       5,336,000
                                                                  -------------

U.S. TREASURY OBLIGATIONS (0.2%)
United States Treasury Bills, 5.35%* due 04/09/98
  (Government Obligations)(1)....................       620,000         608,247
                                                                  -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $5,944,679)...................................                     5,944,247
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

                                                      LOCAL
              SECURITY DESCRIPTION                   CURRENCY
            -------------------------              ------------       VALUE
                                                                  -------------
FOREIGN CURRENCY (6.1%)
Argentine Peso.....................                ARS        995     $        995
Australian Dollar..................                AUD    486,276          332,729
Austrian Schilling.................               ATS  14,613,126        1,177,138
Belgian Franc......................               BEL  34,081,195          936,553
Brazilian Real.....................               BRL      10,684            9,631
British Pound......................               GBP     171,914          289,641
Czech Koruna.......................                CZK    391,500           11,362
Finnish Markka.....................               FIM   4,083,948          766,064
French Franc.......................               FRF      61,725           10,455
German Mark........................                DEM  1,140,892          646,827
Greek Drachma......................               GRD 291,289,579        1,052,403
Hong Kong Dollar...................                HKD  3,996,977          517,054
Hungarian Forint...................               HUF  56,864,687          285,115
Indonesian Rupiah..................              IDR7,146,888,050        1,959,392
Irish Punt.........................              IEP       10,538           15,628
Italian Lira.......................             ITL 3,247,495,720        1,879,283
Japanese Yen.......................               JPY     125,745          985,270
Malaysian Ringgit..................                MYR  1,006,912          288,428
Netherlands Guilder................                NLG         11                6
New Zealand Dollar.................                NZD     97,679           60,244
Norwegian Krone....................                NOK  6,324,882          879,461
Peruvian New Sol...................               PEN      20,191            7,418
Philippine Peso....................               PHP       2,869               82
Portuguese Escudo..................               PTE     979,921            5,438
Singapore Dollar...................               SGD   2,913,865        1,829,705
South African Rand.................                ZAR     58,037           11,950
Spanish Peseta.....................              ESP  306,460,782        2,055,071
Swedish Krona......................               SBK   4,596,017          595,264
Thailand Baht......................                THB    484,503           12,037
Turkish Lira.......................               TRL 220,806,298            1,129
                                                                      ------------
  TOTAL FOREIGN CURRENCY
   (COST $16,827,325)............................................       16,621,773
                                                                      ------------
TOTAL INVESTMENTS AND FOREIGN CURRENCY (COST $290,202,581)
 (102.1%)........................................................      279,589,617
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.1%)....................
                                                                        (5,615,209)
                                                                      ------------
NET ASSETS (100.0%)..............................................     $273,974,408
                                                                      ------------
                                                                      ------------

------------------------------
Note: Based on the cost of investments of $274,275,811 for federal income tax purposes at November 30, 1997, the aggregate gross unrealized appreciation and depreciation was $16,014,289 and $27,322,256, respectively, resulting in net unrealized depreciation of $11,307,967.

+ - Non-income producing securities.

* - Yield to maturity.

(1) - Security fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts.

(2) - Less than 0.1%

ADR - American Depository Receipt

ADS - American Depository Shares

GDR - Global Depository Receipt

GDS - Global Depository Shares

SDR - Swedish Depository Receipt

Spon. ADR - Sponsored ADR

144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                                                                      PERCENT OF
                                                                                                   TOTAL INVESTMENTS
                                                                                                  -------------------
Banking.........................................................................................           14.0%
Food, Beverages & Tobacco.......................................................................            6.7%
Insurance.......................................................................................            5.6%
Metals & Mining.................................................................................            5.5%
Pharmaceuticals.................................................................................            5.4%
Chemicals.......................................................................................            4.3%
Oil-Services....................................................................................            4.2%
Telecommunications..............................................................................            4.0%
Electric........................................................................................            3.6%
Electronics.....................................................................................            3.6%
Utilities.......................................................................................            3.5%
Oil-Production..................................................................................            3.2%
Retail..........................................................................................            2.9%
Building Materials..............................................................................            2.8%
Multi-Industry..................................................................................            2.2%
Broadcasting & Publishing.......................................................................            2.2%
Telecommunication Services......................................................................            2.2%
Automotive Supplies.............................................................................            2.1%
Automotive......................................................................................            1.8%
Electrical Equipment............................................................................            1.7%
Forest Products & Paper.........................................................................            1.7%
Real Estate.....................................................................................            1.6%
Financial Services..............................................................................            1.6%
Biotechnology...................................................................................            1.4%
Airlines........................................................................................            1.2%
Entertainment, Leisure & Media..................................................................            1.1%
Machinery.......................................................................................            1.1%
Capital Goods...................................................................................            1.0%
Construction & Housing..........................................................................            0.8%
Computer Software...............................................................................            0.8%
Business & Public Services......................................................................            0.6%
Transport & Services............................................................................            0.6%
Water...........................................................................................            0.6%
Commercial Services.............................................................................            0.5%
Computer Peripherals............................................................................            0.4%
Diversified Manufacturing.......................................................................            0.4%
Appliances & Household Durables.................................................................            0.4%
Telecommunications-Equipment....................................................................            0.4%
Gas Exploration.................................................................................            0.3%
Computer Systems................................................................................            0.3%
Household Products..............................................................................            0.3%
Railroads.......................................................................................            0.3%
Wholesale & International Trade.................................................................            0.2%
Government Obligations..........................................................................            0.2%
Packaging & Containers..........................................................................            0.2%
Miscellaneous...................................................................................            0.2%
Semiconductors..................................................................................            0.2%
Manufacturing...................................................................................            0.1%
Holding Companies...............................................................................            0.0%(1)
                                                                                                  -------------------
                                                                                                          100.0%
                                                                                                  -------------------
                                                                                                  -------------------

------------------------------
(1) - Less than 0.1%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $273,375,256)           $262,967,844
Cash                                                  1,204,048
Foreign Currency at Value (Cost $16,827,325)         16,621,773
Receivable for Investments Sold                       3,458,148
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                  2,008,118
Dividends Receivable                                    295,680
Variation Margin Receivable                              46,650
Interest Receivable                                      21,203
Receivable for Expense Reimbursement                     16,260
Deferred Organization Expenses                           11,876
Prepaid Expenses and Other Assets                         3,369
                                                   ------------
    Total Assets                                    286,654,969
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    11,525,529
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    850,765
Advisory Fee Payable                                    132,127
Custody Fee Payable                                     118,100
Organization Expenses Payable                            12,000
Administrative Services Fee Payable                       6,651
Fund Services Fee Payable                                   359
Administration Fee Payable                                  240
Accrued Trustees' Fees and Expenses                          36
Accrued Expenses                                         34,754
                                                   ------------
    Total Liabilities                                12,680,561
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $273,974,408
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM FEBRUARY 26, 1997 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $555,695)                                                    $  2,572,519
Interest Income                                                        662,544
                                                                  ------------
    Investment Income                                                3,235,063
EXPENSES
Advisory Fee                                       $    904,113
Custodian Fees and Expenses                             359,981
Professional Fees and Expenses                           48,935
Administrative Services Fee                              46,055
Printing Expenses                                         7,334
Fund Services Fee                                         5,110
Administration Fee                                        3,446
Amortization of Organization Expense                      2,124
Trustees' Fees and Expenses                               1,733
Registration Fees                                           610
Insurance Expense                                           316
Miscellaneous                                             1,820
                                                   ------------
    Total Expenses                                    1,381,577
Less: Reimbursement of Expenses                         (42,119)
                                                   ------------
NET EXPENSES                                                         1,339,458
                                                                  ------------
NET INVESTMENT INCOME                                                1,895,605
NET REALIZED GAIN (LOSS) ON
  Investment Transactions (including $37,365 net
    realized loss from futures contracts)            (4,661,897)
  Foreign Currency Transactions                         390,733
                                                   ------------
    Net Realized Loss                                               (4,271,164)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments (including $135,750 net unrealized
    depreciation from futures contracts)            (10,543,162)
  Foreign Currency Contracts and Translations           976,383
                                                   ------------
    Net Change in Unrealized Depreciation                           (9,566,779)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $(11,942,338)
                                                                  ------------
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                         FROM
                                                     FEBRUARY 26,
                                                         1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     NOVEMBER 30,
                                                         1997
                                                   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     1,895,605
Net Realized Loss on Investment and Foreign
  Currency Transactions                                 (4,271,164)
Net Change in Unrealized Depreciation of
  Investments and Foreign Currency Translations         (9,566,779)
                                                   ----------------
    Net Decrease in Net Assets Resulting from
      Operations                                       (11,942,338)
                                                   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          311,281,790
Withdrawals                                            (25,365,044)
                                                   ----------------
    Net Increase from Investors' Transactions          285,916,746
                                                   ----------------
    Total Increase in Net Assets                       273,974,408
NET ASSETS
Beginning of Period                                             --
                                                   ----------------
End of Period                                      $   273,974,408
                                                   ----------------
                                                   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                         FROM
                                                     FEBRUARY 26,
                                                         1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     NOVEMBER 30,
                                                         1997
                                                   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.89%(a)
  Net Investment Income                                       1.26%(a)
  Decrease Reflected in Expense Ratio due to
   Expense Reimbursement                                      0.03%(a)
Portfolio Turnover                                              72%
Average Broker Commissions                         $         0.0057

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Opportunities Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load diversified open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets. The Portfolio commenced operations on February 26, 1997. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

   b) The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------
      exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At November 30, 1997, the Portfolio had open forward foreign currency contracts as follows:

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                 COST/PROCEEDS    11/30/97     (DEPRECIATION)
-------------------------------------------------  -------------   -----------   --------------
German Mark 9,420,040, expiring 1/16/98..........  $  5,440,000    $ 5,356,684   $     (83,316)
Japanese Yen 240,685,425, expiring 1/16/98.......     2,025,000      1,901,478        (123,522)
Japanese Yen 237,238,875, expiring 1/16/98.......     2,025,000      1,874,250        (150,750)
Japanese Yen 169,698,650, expiring 1/16/98.......     1,345,000      1,340,664          (4,336)
Japanese Yen 168,926,620, expiring 1/16/98.......     1,345,000      1,334,565         (10,435)

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
SALES CONTRACTS                                    COST/PROCEEDS    11/30/97     (DEPRECIATION)
-------------------------------------------------  -------------   -----------   --------------
Australian Dollar 17,831,567, expiring 1/16/98...  $ 12,914,055    $12,217,327   $     696,728
Australian Dollar 1,185,804, expiring 1/16/98....       834,391        812,456          21,935
Belgian Franc 135,664,400, expiring 1/16/98......     3,768,874      3,740,058          28,816
British Pound 5,023,627, expiring 1/16/98........     8,093,968      8,444,505        (350,537)
French Franc 8,907,070, expiring 1/16/98.........     1,523,357      1,513,626           9,731
Irish Punt 411,158, expiring 1/16/98.............       603,148        609,346          (6,198)
Italian Lira 7,800,676,000, expiring 1/16/98.....     4,540,292      4,512,745          27,547
Japanese Yen 2,301,999,813, expiring 1/16/98.....    19,204,937     18,186,404       1,018,533
Japanese Yen 685,244,160, expiring 1/16/98.......     5,440,000      5,413,609          26,391
Japanese Yen 66,346,917, expiring 1/16/98........       546,000        524,158          21,842
Norwegian Krone, 6,900,000, expiring 1/16/98.....       982,416        962,341          20,075
New Zealand Dollar 5,310,492, expiring 1/16/98...     3,406,521      3,270,001         136,520
Singapore Dollar 2,193,745, expiring 1/16/98.....     1,355,000      1,372,418         (17,418)
Singapore Dollar 4,407,070, expiring 1/16/98.....     2,750,122      2,757,086          (6,964)
Swiss Franc 7,357,000, expiring 1/16/98..........     5,093,307      5,190,596         (97,289)
                                                                                 --------------
Net Unrealized Appreciation on Forward Foreign
 Currency Contracts..............................                                $   1,157,353
                                                                                 --------------
                                                                                 --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

      assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions for the period from February 26, 1997 (commencement of operations) to November 30, 1997, are summarized as follows:

                                                                         PRINCIPAL AMOUNT
                                                   NUMBER OF CONTRACTS     OF CONTRACTS
                                                   -------------------   ----------------
Contracts opened - long positions................                 220    $    36,074,005
Contracts opened - short positions...............                  10          1,197,249
Contracts closed - long positions................                (176)       (28,104,243)
Contracts closed - short positions...............                 (10)        (1,197,249)
                                                   -------------------   ----------------
Contracts open at end of period..................                  44    $     7,969,762
                                                   -------------------   ----------------
                                                   -------------------   ----------------

      SUMMARY OF OPEN CONTRACTS AT NOVEMBER 30, 1997

                                                                    NET UNREALIZED
                                                                    APPRECIATION/
                                                   CONTRACTS LONG   (DEPRECIATION)
                                                   --------------   --------------
Financial Times - Stock Exchange 100-Share Index,
 expiring December 1997..........................              9    $     (85,083)
DAX Index, expiring December 1997................             20           56,786
Topix Index, expiring December 1997..............             15         (107,453)
                                                   --------------   --------------
Totals...........................................             44    $    (135,750)
                                                   --------------   --------------
                                                   --------------   --------------

   f) The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   g) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income and/or capital gains are earned.

   h) The Portfolio incurred organization expenses in the amount of $14,000. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five-years beginning with the commencement of operations of the Portfolio.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

   i) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.60% of the Portfolio's average daily net assets. For the period from February 26, 1997 (commencement of operations) to November 30, 1997, such fees amounted to $904,113.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the period from February 26, 1997 (commencement of operations) to November 30, 1997, the fee for these services amounted to $3,446.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the period from February 26, 1997 (commencement of operations) to November 30, 1997, the fee for these services amounted to $46,055.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 1.00% of the average daily net assets of the Portfolio through March 31, 1998. For the period from February 26, 1997 (commencement of operations) to November 30, 1997, Morgan has agreed to reimburse the Portfolio $42,119 for expenses that exceeded this limit.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------
      the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $5,110 for the period from February 26, 1997 (commencement of operations) to November 30, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,000.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period from February 26, 1997 (commencement of operations) to November 30, 1997 were as follows:

                   COST OF          PROCEEDS
                  PURCHASES        FROM SALES
                --------------   --------------
                $  398,850,455   $  126,798,165

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The International Opportunities Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The International Opportunities Portfolio (one of the portfolios comprising part of the Series Portfolio, hereafter referred to as the "Portfolio") at November 30, 1997, and the results of its operations, the changes in its net assets and the supplementary data for the period from February 26, 1997 (commencement of operations) through November 30, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 20, 1998

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